8. Deposits	12 Months Ended
Dec. 31, 2015
Maturities of Time Deposits [Abstract]
Note 8. Deposits

The following is a maturity distribution of time deposits at December 31, 2015:

2016	$67,812,011
2017	13,816,874
2018	7,017,296
2019	12,765,849
2020	6,150,498
Total time certificates of deposit	$107,562,528

Total deposits in excess of the FDIC insurance level amounted to $137,361,084 as of December 31, 2015.